UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Class A Ordinary Shares [Member] CNY (¥) shares	Class B Ordinary Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2024	¥ 7,835,503		¥ 1,783,988,461	¥ 2,564,446	¥ (209,744,309)	¥ (832,436)	¥ (823,251)	$ 220,214,292	¥ 1,582,988,414
Beginning balance, shares at Dec. 31, 2024	1,362,583
Net income					237,871,882		249,902	33,147,512	238,121,784
Shares converted from convertible promissory note	¥ 73,331,166	¥ 2,290,752	978,124,002					147,200,000	1,053,745,920
Shares converted from convertible promissory note, shares	12,804,733	400,000
Foreign currency translation						(7,144,180)		34,951	(7,144,180)
Ending balance, value at Jun. 30, 2025	¥ 81,166,669	¥ 2,290,752	2,762,112,463	2,564,446	28,127,573	(7,976,616)	(573,349)	400,596,755	2,867,711,938
Ending balance, shares at Jun. 30, 2025	14,167,316	400,000
Beginning balance, value at Dec. 31, 2025	¥ 126,720,005	¥ 2,290,752	2,859,114,967	2,552,776	(265,992,349)	(33,928,456)	5,173,851	383,555,022	2,695,931,546
Beginning balance, shares at Dec. 31, 2025	22,512,360	400,000
Net income					(117,090,091)		5,301,117	(16,211,639)	(111,788,974)
Disposal of subsidiaries				(26,956)	26,956
Increase in non-controlling interest from disposal of subsidiary					(2,182,582)		2,182,582
Foreign currency translation						(80,760,411)		211,883	(80,760,411)
Ending balance, value at Jun. 30, 2026	¥ 126,720,005	¥ 2,290,752	¥ 2,859,114,967	¥ 2,525,820	¥ (385,238,066)	¥ (114,688,867)	¥ 12,657,550	$ 367,555,266	¥ 2,503,382,161
Ending balance, shares at Jun. 30, 2026	22,512,360	400,000